Related Party Transactions	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Note 5 – Related Party Transactions

Free Office Space

The Company has been provided office space by its Chief Executive Officer at no cost. The management determined that such cost is nominal and did not recognize the rent expense in its financial statement.

Note 5 – Related Party Transactions

Free Office Space

The Company has been provided office space by its Chief Executive Officer at no cost. The management determined that such cost is nominal and did not recognize the rent expense in its financial statement.